Expense Example	Jul. 31, 2024 USD ($)
Diversified Equity Fund | Diversified Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Core Fixed Income Fund | Core Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Enhanced Fixed Income Fund | Enhanced Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	$ 1,101